Increasing or Decreasing Current Health Care Cost Trend (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016
Postretirement Benefits, U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	$ 229	$ 313
1% Increase in trend rate, postretirement cost	9	11
1% Decrease in trend rate, accumulated benefit obligation	(201)	(272)
1% Decrease in trend rate, postretirement cost	(8)	(9)
Postretirement Benefits, Non-U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	6,410	5,552
1% Increase in trend rate, postretirement cost	547	504
1% Decrease in trend rate, accumulated benefit obligation	(5,016)	(4,289)
1% Decrease in trend rate, postretirement cost	$ (406)	$ (383)